Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation and Company performance for the years listed below. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2,3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2,3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($MM)	Sales Revenue ($MM) (5)
					Total Shareholder Return	Peer Group Total Shareholder Return

2022	$6,168,869	$8,532,746	$1,360,808	$1,028,254	$118.47	$132.42	$179.6	$1,528.0

2021	$6,794,020	$8,030,794	$1,560,785	$1,858,311	$122.35	$149.63	$ 21.3	$1,400.2

2020 6	$7,575,727	$2,760,597	$1,542,131	$1,134,297	$119.78	$116.49	$124.1	$1,348.2

(1)	The amounts reflect the Summary Compensation Table total compensation figures for Nishan J. Vartanian, our principal executive officer (“PEO”), for each of the years listed. The Non-PEO NEOs for whom the Summary Compensation Table total average compensation is presented are: for 2022, Lee B. McChesney, Jonathan D. Buck, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen, and Stephanie L. Sciullo; for 2021, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen, and Stephanie L. Sciullo; and for 2020, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen, and Stephanie L. Sciullo.
(2)	The amounts shown for Compensation Actually Paid to our PEO and Average Compensation Actually Paid to Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions from the Summary Compensation Table total for our PEO and Non-PEO NEOs as set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards and Change in Pension Value columns in each of the PEO Compensation Actually Paid and the Non-PEO NEOs Compensation Actually Paid tables below in this footnote (3), are the aggregate of the amounts shown in the “Stock Awards” and “Change in Pension Value” columns from the Summary Compensation Table. Amounts included, which are set forth in the Inclusion of Equity Award Adjustments and Pension Service Cost columns in each of such tables below in this footnote (3), are the aggregate of the following components:

(i).	Add the fair value as of the end of the year of unvested equity awards granted in that year;
(ii).	Add the change in fair value (if positive, or subtract if negative) as of the end of the year (from the end of the prior year) of equity awards granted in prior years that remained outstanding and unvested at the end of the year;
(iii).	Add the change in fair value (if positive, or subtract if negative) as of the vesting date during the year (from the end of the prior year) of equity awards granted in prior years that vested during that year;
(iv).	Subtract the fair value at the end of the prior year for awards granted in prior years that forfeited or failed to meet applicable vesting conditions during the covered year; and
(v).	Add the pension service cost (which is calculated as the actuarial present value of each NEO’s benefit under all plans reported in the “Changes to Pension Value” in the Summary Compensation Table, attributable to services rendered during the covered year).

Equity values are calculated in accordance with FASB ASC Topic 718. The following types of equity award adjustments were not applicable to Company equity awards, as such events did not occur: (i) adjustments for awards that are granted and vest in the same covered year, and (ii) adjustments for the dollar value of any dividends or other earnings paid on stock awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year. There were no adjustments required for prior pension service cost (which is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered year that are attributed by the benefit formula to services rendered in periods prior to the amendment).

PEO Compensation Actually Paid

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Cost (a)	Compensation Actually Paid to PEO

2022	$6,168,869	$3,919,131	$6,283,008	$8,532,746

2021	$6,794,020	$4,870,016	$6,106,790	$8,030,794

2020 (6)	$7,575,727	$5,917,289	$1,102,159	$2,760,597

(a)	The components of the amounts shown in this column for our PEO are set forth in the table below:

PEO Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards Unvested in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards that Vested in Applicable Year, at Vesting Date		Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year		Total Equity Award Adjustments (total of prior four columns)	Pension Service Cost	Total Equity Award Adjustments and Pension Service Cost
	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs

2022	$—	$5,902,850	$ —	$ 653,806	$(127,202)	$ (326,530)	$—	$—	$6,102,925	$180,083	$6,283,008

2021	$—	$4,459,049	$ 8,947	$1,251,404	$ —	$ 176,781	$—	$—	$5,896,182	$210,608	$6,106,790

2020 (6)	$—	$1,454,914	$ 131,248	$ (655,313)	$ (99,509)	$ 53,410	$—	$—	$ 884,750	$217,409	$1,102,159

*	The change in value for each award is measured from the value at the end of the prior year.

Non-PEO NEOs Compensation Actually Paid

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Cost (a)	Average Compensation Actually Paid to Non- PEO NEOs

2022	$1,360,808	$720,857	$ 388,303	$1,028,254

2021	$1,560,785	$723,167	$1,020,693	$1,858,311

2020	$1,542,131	$792,693	$ 384,859	$1,134,297

(a)	The components of the amounts shown in this column for our Non-PEO NEOs are set forth in the table below:

Average of Non-PEO NEOs Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards Unvested in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards that Vested in Applicable Year, at Vesting Date		Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year		Total Equity Award Adjustments (total of prior four columns)	Pension Service Cost	Total Equity Award Adjustments and Pension Service Cost
	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs

2022	$326,590	$339,531	$(6,523)	$30,697	$(14,545)	$(30,849)	$(61,567)	$(260,128)	$323,207	$65,096	$388,303

2021	$130,392	$587,725	$3,027	$142,225	$13,552	$48,418	$—	$—	$925,338	$95,356	$1,020,693

2020	$152,228	$170,700	$42,617	$(69,034)	$2,210	$10,639	$—	$—	$309,360	$75,499	$384,859

*	The change in value for each award is measured from the value at the end of the prior year.

(4)	This column shows Total Shareholder Return (“TSR”) and peer group TSR on a cumulative basis for each year of the three-year period from 2020 through 2022. For purposes of this disclosure, the peer group is the S&P Midcap 400 Industrials Market Index. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2022, in either the Company or the S&P Midcap 400 Industrials Market Index, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined sales revenue to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and Average Compensation Actually Paid to Non-PEO NEOs in 2022, in accordance with Item 402(v) of Regulation S-K.
(6)	The amounts shown in 2020 for our PEO reflect the vesting of equity grants made prior to promotion to Chief Executive Officer.

Company Selected Measure Name	sales revenue
Named Executive Officers, Footnote [Text Block]	The amounts reflect the Summary Compensation Table total compensation figures for Nishan J. Vartanian, our principal executive officer (“PEO”), for each of the years listed. The Non-PEO NEOs for whom the Summary Compensation Table total average compensation is presented are: for 2022, Lee B. McChesney, Jonathan D. Buck, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen, and Stephanie L. Sciullo; for 2021, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen, and Stephanie L. Sciullo; and for 2020, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen, and Stephanie L. Sciullo.
Peer Group Issuers, Footnote [Text Block]	This column shows Total Shareholder Return (“TSR”) and peer group TSR on a cumulative basis for each year of the three-year period from 2020 through 2022. For purposes of this disclosure, the peer group is the S&P Midcap 400 Industrials Market Index. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2022, in either the Company or the S&P Midcap 400 Industrials Market Index, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,168,869	$ 6,794,020	$ 7,575,727
PEO Actually Paid Compensation Amount	$ 8,532,746	8,030,794	2,760,597
Adjustment To PEO Compensation, Footnote [Text Block]
PEO Compensation Actually Paid

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Cost (a)	Compensation Actually Paid to PEO

2022	$6,168,869	$3,919,131	$6,283,008	$8,532,746

2021	$6,794,020	$4,870,016	$6,106,790	$8,030,794

2020 (6)	$7,575,727	$5,917,289	$1,102,159	$2,760,597

(a)	The components of the amounts shown in this column for our PEO are set forth in the table below:

PEO Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards Unvested in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards that Vested in Applicable Year, at Vesting Date		Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year		Total Equity Award Adjustments (total of prior four columns)	Pension Service Cost	Total Equity Award Adjustments and Pension Service Cost
	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs

2022	$—	$5,902,850	$ —	$ 653,806	$(127,202)	$ (326,530)	$—	$—	$6,102,925	$180,083	$6,283,008

2021	$—	$4,459,049	$ 8,947	$1,251,404	$ —	$ 176,781	$—	$—	$5,896,182	$210,608	$6,106,790

2020 (6)	$—	$1,454,914	$ 131,248	$ (655,313)	$ (99,509)	$ 53,410	$—	$—	$ 884,750	$217,409	$1,102,159

*	The change in value for each award is measured from the value at the end of the prior year.

Non-PEO NEO Average Total Compensation Amount	$ 1,360,808	1,560,785	1,542,131
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,028,254	1,858,311	1,134,297
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO NEOs Compensation Actually Paid

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Cost (a)	Average Compensation Actually Paid to Non- PEO NEOs

2022	$1,360,808	$720,857	$ 388,303	$1,028,254

2021	$1,560,785	$723,167	$1,020,693	$1,858,311

2020	$1,542,131	$792,693	$ 384,859	$1,134,297

(a)	The components of the amounts shown in this column for our Non-PEO NEOs are set forth in the table below:

Average of Non-PEO NEOs Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards Unvested in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards that Vested in Applicable Year, at Vesting Date		Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year		Total Equity Award Adjustments (total of prior four columns)	Pension Service Cost	Total Equity Award Adjustments and Pension Service Cost
	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs

2022	$326,590	$339,531	$(6,523)	$30,697	$(14,545)	$(30,849)	$(61,567)	$(260,128)	$323,207	$65,096	$388,303

2021	$130,392	$587,725	$3,027	$142,225	$13,552	$48,418	$—	$—	$925,338	$95,356	$1,020,693

2020	$152,228	$170,700	$42,617	$(69,034)	$2,210	$10,639	$—	$—	$309,360	$75,499	$384,859

*	The change in value for each award is measured from the value at the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Company Cumulative TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to Non-PEO NEOs, and the Company’s cumulative TSR for each year of the three-year period from 2020 through 2022.

Note: In the next three charts, the term “CAP” means Compensation Actually Paid

Note: 2020 PEO Compensation reflects long-term incentive awards granted prior to promotion to Chief Executive Officer.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to Non-PEO NEOs, and our net income for each year of the three year period from 2020 through 2022.

Note: 2020 PEO Compensation reflects long-term incentive awards granted prior to promotion to Chief Executive Officer.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Sales Revenue

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to Non-PEO NEOs, and our sales revenue for each year of the three year period from 2020 through 2022.

Note: 2020 PEO Compensation reflects long-term incentive awards granted prior to promotion to Chief Executive Officer.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR

The following chart sets forth the relationship between our cumulative TSR and the TSR for the S&P Midcap 400 Industrials Market Index for each year of the three-year period from 2020 through 2022.

Tabular List [Table Text Block]
2022 Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022 to Company performance. The measures in this table are not ranked.

Revenue Growth (3-Year Revenue Compound Annual Growth Rate (CAGR))

Adjusted EBITDA Margin

Working Capital as a Percentage of Sales

Total Shareholder Return against Proxy Peer Group (as disclosed in the Compensation Discussion and Analysis)

Total Shareholder Return Amount	$ 118.47	122.35	119.78
Peer Group Total Shareholder Return Amount	132.42	149.63	116.49
Net Income (Loss)	$ 179,600,000	$ 21,300,000	$ 124,100,000
Company Selected Measure Amount	1,528.0	1,400.2	1,348.2
PEO Name	Nishan J. Vartanian
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth (3-Year Revenue Compound Annual Growth Rate (CAGR))
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Working Capital as a Percentage of Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return against Proxy Peer Group (as disclosed in the Compensation Discussion and Analysis)
PEO [Member]
Pay vs Performance Disclosure [Table]
Pension Service Costs	$ 180,083	$ 210,608	$ 217,409
Total Equity Award Adjustments	6,102,925	5,896,182	884,750
PEO [Member] | Exclusion of Stock Awards and Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,919,131)	(4,870,016)	(5,917,289)
PEO [Member] | Award Adjustments and Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,283,008	6,106,790	1,102,159
PEO [Member] | RSUs [Member]
Pay vs Performance Disclosure [Table]
Change in Value of Prior Years Awards Unvested in Applicable Year, at Year End		8,947	131,248
Change in Value of Prior Years Awards that Vested in Applicable Year, at Vesting Date	(127,202)		(99,509)
PEO [Member] | PSUs [Member]
Pay vs Performance Disclosure [Table]
Fair Value of Awards Granted in Applicable Year, at Year End	5,902,850	4,459,049	1,454,914
Change in Value of Prior Years Awards Unvested in Applicable Year, at Year End	653,806	1,251,404	(655,313)
Change in Value of Prior Years Awards that Vested in Applicable Year, at Vesting Date	(326,530)	176,781	53,410
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Pension Service Costs	65,096	95,356	75,499
Total Equity Award Adjustments	323,207	925,338	309,360
Non-PEO NEO [Member] | Exclusion of Stock Awards and Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(720,857)	(723,167)	(792,693)
Non-PEO NEO [Member] | Award Adjustments and Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	388,303	1,020,693	384,859
Non-PEO NEO [Member] | RSUs [Member]
Pay vs Performance Disclosure [Table]
Fair Value of Awards Granted in Applicable Year, at Year End	326,590	130,392	152,228
Change in Value of Prior Years Awards Unvested in Applicable Year, at Year End	(6,523)	3,027	42,617
Change in Value of Prior Years Awards that Vested in Applicable Year, at Vesting Date	(14,545)	13,552	2,210
Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year	(61,567)
Non-PEO NEO [Member] | PSUs [Member]
Pay vs Performance Disclosure [Table]
Fair Value of Awards Granted in Applicable Year, at Year End	339,531	587,725	170,700
Change in Value of Prior Years Awards Unvested in Applicable Year, at Year End	30,697	142,225	(69,034)
Change in Value of Prior Years Awards that Vested in Applicable Year, at Vesting Date	(30,849)	$ 48,418	$ 10,639
Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year	$ (260,128)